Income Tax - Schedule of Components of Loss Before Income Taxes (Detail)	11 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Domestic	$ (2,715,768)
Foreign	0
Total	$ (2,715,768)